Financial Assets and Liabilities	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Liabilities

Note 10—Financial Assets and Liabilities

Financial assets comprise marketable securities, cash and cash equivalents, and receivables. Financial liabilities comprise convertible notes and lease liabilities, presented as borrowings on the statement of financial position, derivative liabilities, and trade payables and accrued expenses.

Marketable Securities

The following table specifies the marketable securities portfolio:

	June 30, 2023	December 31, 2022
	(EUR’000)
Marketable securities
U.S. Treasury bills	—	79,086
U.S. Government bonds	21,576	99,337
Corporate bonds	15,304	104,236
Agency bonds	—	15,521
Total marketable securities	36,880	298,180
Classified based on maturity profiles
Non-current assets	—	7,492
Current assets	36,880	290,688
Total marketable securities	36,880	298,180
Specified by rate structure
Fixed rate	35,760	205,825
Floating rate	1,120	11,787
Zero-coupon	—	80,568
Total marketable securities	36,880	298,180
Specified by investment grade credit rating
High grade	21,576	203,530
Upper medium grade	15,304	94,650
Total marketable securities	36,880	298,180

The portfolio of marketable securities is all denominated in U.S. Dollars. At June 30, 2023 and December 31, 2022, the portfolio had a weighted average duration of 3.1 months and 3.2 months, respectively. All marketable securities have investment grade ratings and accordingly, the risk from probability of default is low. The risk of expected credit loss over marketable securities has been considered, including the hypothetical impact arising from the probability of default which is considered in conjunction with the expected loss given default from securities with similar credit ratings and attributes. This assessment did not reveal a material expected credit loss and accordingly, no provision for expected credit loss has been recognized.

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million) after deducting the initial purchasers’ discounts and commissions and offering expenses. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

On June 30, 2023, the carrying amount of the convertible notes was €402.7 million, and the fair value was approximately €381.2 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent non-convertible instrument.

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes.

Fair value cannot be measured based on quoted prices in active markets or other observable inputs, and accordingly, derivative liabilities are measured by using the Black-Scholes option pricing model. Fair value of the option is calculated, applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option; (5) no payment of dividends; and (6) an expected volatility using the Company’s share price (51% as of June 30, 2023).

For additional description of fair values, refer to the following section “Fair Value Measurement.”

Sensitivity Analysis

On June 30, 2023, all other inputs and assumptions held constant, a 10% relative increase in volatility, will increase the fair value of derivative liabilities by approximately €12.3 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% relative decrease in volatility indicates the opposite impact.

Similarly, on June 30, 2023, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €16.7 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Fair Value Measurement

Derivative liabilities are measured at fair value. All other financial assets and liabilities are measured at amortized cost.

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximate carrying amount. Fair value compared to carrying amount of marketable securities, convertible notes and derivatives and their level in the fair value hierarchy is summarized in the following table, where:

Level 1 is quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 is based on valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable;

Level 3 is based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

	June 30, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	36,880	36,461	298,180	295,843	1
Financial assets measured at amortized cost	36,880	36,461	298,180	295,843
Total financial assets	36,880	36,461	298,180	295,843
Financial liabilities
Convertible senior notes	402,686	381,161	399,186	382,459	3
Financial liabilities measured at amortized cost	402,686	381,161	399,186	382,459
Derivative liabilities	86,385	86,385	157,950	157,950	3
Financial liabilities measured at fair value through profit or loss	86,385	86,385	157,950	157,950
Total financial liabilities	489,071	467,546	557,136	540,409

The following table specifies movements in level 3 fair value measurements:

	2023	2022
	(EUR’000)
Derivative liabilities
January 1	157,950	—
Additions	—	142,467
Remeasurement recognized in financial (income) or expense	(71,565)	(40,436)
June 30	86,385	102,031

Maturity Analysis

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at June 30, 2023:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
June 30, 2023
Borrowings
Convertible senior notes	11,906	576,799	—	588,705	402,686
Lease liabilities	14,054	52,174	54,625	120,853	103,252
Trade payables and accrued expenses	122,120	—	—	122,120	122,120
Total financial liabilities	148,080	628,973	54,625	831,678	628,058